Submission	Jul. 02, 2025
Submission [Line Items]
Central Index Key	0002005569
Registrant Name	Empro Group Inc
Registration File Number	333-282155
Form Type	F-1
Submission Type	F-1MEF
Fee Exhibit Type	EX-FILING FEES